Autopilot Managed Growth Fund | Autopilot Managed Growth Fund - Investor Class Shares
RISK/RETURN
Investment Objective:
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Autopilot Managed Growth Fund Autopilot Managed Growth Fund - Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Autopilot Managed Growth Fund Autopilot Managed Growth Fund - Investor Class Shares
Management Fees		1.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.85%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		2.64%
Less Fee Waiver	[2]	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver		2.28%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other mutual funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least November 30, 2012, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.24% of the Fund's net assets that are attributable to the Investor Class shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This example is intended to help you compare the cost of investing in Investor shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the first year which reflects the adviser's fee waivers). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Autopilot Managed Growth Fund Autopilot Managed Growth Fund - Investor Class Shares	231	786	1,368	2,947

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year , the Fund’s portfolio turnover rate was 182 % of the average value of its portfolio.

Principal Investment Strategies:

The Fund intends to achieve its investment objective by investing primarily in equity securities of domestically traded companies that the adviser believes have above-average potential to appreciate in value.  The companies may be of any capitalization range.  In selecting the securities for the Fund’s portfolio, the adviser looks for some of the following characteristics in a company:

  Superior price appreciation compared to other stocks

  Price above $5 per share

  Average daily volume of 10,000 shares per day or more

  Lower volatility relative to performance

  Above average expected growth rates in revenues and/or earnings

  Relatively high return on capital and/or equity

The Fund may sell equity securities short if the adviser believes the value of the company’s stock is likely to depreciate in value.  A "short" sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.

The adviser bases its investment decisions on a wide array of fundamental and technical factors. Fundamental factors include measures such as, earnings growth rates, return on capital and dividend yield. Technical factors include measures such as price performance, volatility and trading volume. Other factors that influence investment decisions include economic and market analysis. The ratio of long positions to short positions will vary based on the adviser’s assessment of general market trends, and the adviser’s strategy could result in a high rate of portfolio turnover.

In addition, the Fund may invest, long or short, in options and futures for both (i) investment purposesand (ii) for hedging purposes in an effort to manage volatility and risk. The Fund may buy call options for investment purposes as a substitute for directly investing in the underlying security upon which the call option is based.  The purchaser of the call option has the right to buy that security from the Fund at a predetermined price (exercise price) during the life of the option.  Purchasing call options may also be used in anticipation of buying the underlying security, which is commonly referred to as an anticipatory hedge.  As an anticipatory hedge, the Fund may exercise the call option as means of purchasing the underlying security or it may sell the call option and then purchase the underlying security in a separate transaction.  Additionally, the Fund may write (sell) covered call options on stocks and exchange-traded funds that invest primarily in stocks (“ETFs”).The options written by the Fund are considered "covered" because the Fund owns the security against which the options are written. As a result, the number of covered call options the Fund can write against any particular security is limited by the number of shares of that security the Fund holds.  As the seller of the call option, the Fund receives a premium from the purchaser of the option, which provides additional income to the Fund, reducing the net loss if the price of the security declines.  The Fund may also buy put options as a hedge against price declines in a specific security, segment of the Fund’s portfolio, or the portfolio as a whole.  A put option gives the Fund the right to sell or "put" a fixed number of shares of a security at a fixed price within a given time frame in exchange for a premium paid by the Fund.  If the market price drops below the strike price, the Fund will be able to sell the security for the strike price, thereby limiting the Fund’s potential loss until the option expires.  To hedge the Fund’s short positions, the Fund may buy call options, which gives the Fund the right to buy a security it has sold short at a predetermined price.  The call option effectively limits the amount the Fund will have to pay for the security it sold short.  The Fund may purchase futures contracts for investment purposes as a substitute for directly investing in specific securities.  The Fund may also use futures contracts that the adviser believes are correlated to underlying securities in anticipation of buying a specific underlying security or group of securities.  As specific securities are purchased, the Fund will reduce its futures position accordingly.  However, the Fund may also reduce its futures position prior to purchasing specific securities if the adviser determines that underlying securities have already reached their price targets or are no longer suitable.  The Fund may also hedge a short position by purchasing a futures contract that the adviser believes is inversely correlated to the short position (i.e., will increase in value if the short position declines in value).  Similarly, the Fund may sell futures to hedge a portion of the Fund’s long positions.

The Fund’s equity investments will consist primarily of common stocks, ETFs and closed-end funds.  An ETF is a registered investment company that seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.  The closed-end funds and ETFs are referred to as “Underlying Funds” in this prospectus. The adviser may invest in Underlying Funds for a number of reasons, but typically will do so when it wishes the Fund to have an investment in a certain sector, market, region or industry but cannot find an individual company that meets its investment criteria.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.   Although the Fund will strive to meet its investment objective, there is no assurance that it will.

  Stock Market Risk. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  There is also a risk that the Fund’s investments will under perform either the securities markets generally or particular segments of the securities markets.

  Issuer-Specific Risks.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Short Selling Risk. The Fund engages in short selling activities. Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on the short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price.   Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

  Risks Associated With Investments in Underlying Funds. Because the Fund may invest in Underlying Funds, the value of your investment will fluctuate in response to the performance of the Underlying Funds. In addition, investing through the Fund in Underlying Funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the Underlying Funds.

  Derivatives Risk. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund do not correlate with the Fund’s portfolio securities being hedged or securities for which the derivative is an economic substitute.

  Put and Call Options Risk.  There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

  Non-Diversification Risk.  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.

  Portfolio Turnover Risk.  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.

Performance:

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund for each calendar year since its inception. The performance table compares the performance of the Fund over time to the performance of the S&P 500® Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	12/31/07	8.33%
Worst Quarter:	12/31/08	(9.81)%
The Fund’s year-to-date return as of September 30 , 201 1 was (2.80)%.
Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns Autopilot Managed Growth Fund		1 Year	Since Inception	Inception Date
Autopilot Managed Growth Fund - Investor Class Shares		(4.83%)	(1.65%)	Sep 21, 2006
Autopilot Managed Growth Fund - Investor Class Shares After Taxes on Distributions	[1]	(4.83%)	(2.45%)
Autopilot Managed Growth Fund - Investor Class Shares After Taxes on Distributions and Sales	[1]	(3.14%)	(1.39%)
Autopilot Managed Growth Fund - Investor Class Shares S&P 500® Index	[2]	15.06%	1.06%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Autopilot Managed Growth Fund | Autopilot Managed Growth Fund - Class C Shares
RISK/RETURN
Investment Objective:
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Autopilot Managed Growth Fund Autopilot Managed Growth Fund - Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Autopilot Managed Growth Fund Autopilot Managed Growth Fund - Class C Shares
Management Fees		1.50%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses		0.85%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		3.39%
Less Fee Waiver	[2]	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver		3.03%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other mutual funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least November 30, 201 2, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.99% of the Fund's net assets that are attributable to the Class C shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the first year which reflects the adviser's fee waivers). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Autopilot Managed Growth Fund Autopilot Managed Growth Fund - Class C Shares	306	1,009	1,734	3,652

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies:

The Fund intends to achieve its investment objective by investing primarily in equity securities of domestically traded companies that the adviser believes have above-average potential to appreciate in value.  The companies may be of any capitalization range.  In selecting the securities for the Fund’s portfolio, the adviser looks for some of the following characteristics in a company:

  Superior price appreciation compared to other stocks

  Price above $5 per share

  Average daily volume of 10,000 shares per day or more

  Lower volatility relative to performance

  Above average expected growth rates in revenues and/or earnings

  Relatively high return on capital and/or equity

The Fund may sell equity securities short if the adviser believes the value of the company’s stock is likely to depreciate in value.  A "short" sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.

The adviser bases its investment decisions on a wide array of fundamental and technical factors. Fundamental factors include measures such as, earnings growth rates, return on capital and dividend yield. Technical factors include measures such as price performance, volatility and trading volume. Other factors that influence investment decisions include economic and market analysis. The ratio of long positions to short positions will vary based on the adviser’s assessment of general market trends, and the adviser’s strategy could result in a high rate of portfolio turnover.

In addition, the Fund may invest, long or short, in options and futures for both (i) investment purposes and (ii) for hedging purposes in an effort to manage volatility and risk.  The Fund may buy call options for investment purposes as a substitute for directly investing in the underlying security upon which the call option is based.  The purchaser of the call option has the right to buy that security from the Fund at a predetermined price (exercise price) during the life of the option.  Purchasing call options may also be used in anticipation of buying the underlying security, which is commonly referred to as an anticipatory hedge.  As an anticipatory hedge, the Fund may exercise the call option as means of purchasing the underlying security or it may sell the call option and then purchase the underlying security in a separate transaction.  Additionally, the Fund may write (sell) covered call options on stocks and exchange-traded funds that invest primarily in stocks ("ETFs").   The options written by the Fund are considered "covered" because the Fund owns the security against which the options are written. As a result, the number of covered call options the Fund can write against any particular security is limited by the number of shares of that security the Fund holds.  As the seller of the call option, the Fund receives a premium from the purchaser of the option, which provides additional income to the Fund, reducing the net loss if the price of the security declines.  The Fund may also buy put options as a hedge against price declines in a specific security, segment of the Fund’s portfolio, or the portfolio as a whole.  A put option gives the Fund the right to sell or "put" a fixed number of shares of a security at a fixed price within a given time frame in exchange for a premium paid by the Fund.  If the market price drops below the strike price, the Fund will be able to sell the security for the strike price, thereby limiting the Fund’s potential loss until the option expires.  To hedge the Fund’s short positions, the Fund may buy call options, which gives the Fund the right to buy a security it has sold short at a predetermined price.  The call option effectively limits the amount the Fund will have to pay for the security it sold short.  The Fund may purchase futures contracts for investment purposes as a substitute for directly investing in specific securities.  The Fund may also use futures contracts that the adviser believes are correlated to underlying securities in anticipation of buying a specific underlying security or group of securities.  As specific securities are purchased, the Fund will reduce its futures position accordingly.  However, the Fund may also reduce its futures position prior to purchasing specific securities if the adviser determines that underlying securities have already reached their price targets or are no longer suitable.  The Fund may also hedge a short position by purchasing a futures contract that the adviser believes is inversely correlated to the short position (i.e., will increase in value if the short position declines in value).  Similarly, the Fund may sell futures to hedge a portion of the Fund’s long positions.

The Fund’s equity investments will consist primarily of common stocks, ETFs and closed-end funds. An ETF is a registered investment company that seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.  The closed-end funds and ETFs are referred to as “Underlying Funds” in this prospectus. The adviser may invest in Underlying Funds for a number of reasons, but typically will do so when it wishes the Fund to have an investment in a certain sector, market, region or industry but cannot find an individual company that meets its investment criteria.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.   Although the Fund will strive to meet its investment objective, there is no assurance that it will.

  Stock Market Risk. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

  Issuer-Specific Risks.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Short Selling Risk. The Fund engages in short selling activities. Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on the short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price.   Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

  Risks Associated With Investments in Underlying Funds. Because the Fund may invest in Underlying Funds, the value of your investment will fluctuate in response to the performance of the Underlying Funds. In addition, investing through the Fund in Underlying Funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the Underlying Funds.

  Derivatives Risk. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund do not correlate with the Fund’s portfolio securities being hedged or securities for which the derivative is an economic substitute.

  Put and Call Options Risk.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

  Non-Diversification Risk.  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.

  Portfolio Turnover Risk.  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.

Performance:

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund’s Investor Class shares, for each full calendar year since its inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of the S&P 500® Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	12/31/ 10	5 . 87%
Worst Quarter:	6 /3 0 / 10	( 7 . 63) %
The Fund’s year-to-date return as of September 3 0, 201 1 was (0.68)%.
Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns Autopilot Managed Growth Fund	1 Year	Since Inception	Inception Date
Autopilot Managed Growth Fund - Class C Shares	(5.62%)	(6.21%)	Feb 2, 2006
Autopilot Managed Growth Fund - Class C Shares After Taxes on Distributions	(5.62%)	(6.24%)
Autopilot Managed Growth Fund - Class C Shares After Taxes on Distributions and Sales	(3.65%)	(5.25%)
Autopilot Managed Growth Fund - Class C Shares S&P 500® Index	15.06%	27.48%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Changing Parameters Fund
RISK/RETURN
Investment Objective:
The Fund’s investment objective is total return.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Changing Parameters Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Changing Parameters Fund
Management Fees		1.50%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses	[1]	0.55%
Total Annual Fund Operating Expenses		2.32%
[1]	Acquired Fund Fees and Expenses, which are estimated amounts for the Fund's current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Changing Parameters Fund	235	724	1,240	2,656

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 303 % of the average value of its portfolio.

Principal Investment Strategies:

 The Fund seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity and fixed income securities (which may include common stocks, bonds, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs"), futures contracts, options on futures contracts and U.S. Treasury instruments.  The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds).  The ETFs and other investment companies are referred to as “Underlying Funds” in this prospectus.

In general, the Fund’s investments in equity securities, futures contracts, options on futures contracts and bonds are intended to achieve the capital appreciation component, and the Fund’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Fund’s total return objective.  The Fund typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Fund’s allocation of its investments between the equity and fixed income market segments may vary without limitation.  The Fund may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Fund will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments.  The Fund will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to under perform.  The Fund sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Fund’s portfolio. The Fund covers (buys back) these securities when the adviser believes they have reached their target price or the adviser’s proprietary investment models indicate that hedging is no longer needed.  The Fund’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return that approximates the return of the underlying U.S. government bond or stock index. This effect is referred to as “leverage.”  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

  Derivatives Risk.  Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Fund’s performance.  Derivatives are also subject to credit risk and liquidity risk.

  ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

  Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

  High-Yield Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

  Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, will magnify the Fund’s gains or losses.

  Management Risk.  The adviser’s judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

  Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Short Sale Risk.  Positions in shorted securities are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

  Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2007	4.09%

Worst Quarter:	2nd Quarter 2010	(5.09)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2011, was 0.21%
Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns	1 Year	Since Inception		Inception Date
Changing Parameters Fund	(0.73%)	1.09%	[1]	Oct 2, 2006
Changing Parameters Fund After Taxes on Distributions	(1.37%)	0.33%	[1]
Changing Parameters Fund After Taxes on Distributions and Sales	(0.47%)	0.56%	[1]
Changing Parameters Fund Russell 2000 Index	26.86%	3.23%	[1]
Changing Parameters Fund NASDAQ 100 Index	19.22%	7.14%	[1]
Changing Parameters Fund Barclays Capital Long Treasury Index	9.38%	6.43%	[1]
[1]	The inception date of the Fund is October 2, 2006.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Generations Multi-Strategy Fund
RISK/RETURN
Investment Objective:
The Fund’s investment objective is to seek capital appreciation. .
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Generations Multi-Strategy Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Maximum Account Fee	none

Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses		Generations Multi-Strategy Fund
Management Fees		0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.31%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		1.44%
Less Fee Waiver	[2]	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver		1.38%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other mutual funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least November 30, 2012, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.35% of the Fund's net assets. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the first year which reflects the adviser's fee waivers). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Generations Multi-Strategy Fund	140	450	781	1,719

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests primarily in equity securities of large capitalization companies.  The Fund defines a large cap company as one with a market capitalization, at the time of purchase, of at least $10 billion or greater than the median capitalization of the Standard & Poor’s 500 Index.  As of October 31, 2011, the median capitalization of the Standard & Poor’s 500 Index was approximately $10 billion. The sub-adviser uses one of the three primary strategies to select investments:

Core Equity Strategy – Focuses on investing in entities with:

  Strong underlying fundamentals (including company revenue, price-to-earnings ratio, price momentum and anticipated growth rate), and

  Attractive valuations

Growth Opportunities Strategy – Focuses on investing in entities with:

  Growing earnings, or

  Growing market share, or

  Growing cash flow, and

  Strong long-term price appreciation prospects

Contrarian Value Strategy – Focuses on investing in entities with:

  Temporary setbacks, or

  Negative market sentiment, or

  Prospects unappreciated by the market, and

  Exceptionally attractive valuation

The amounts allocated to each strategy will vary based on the sub-adviser’s assessment of the environment and attractiveness of investment opportunities at any particular time.  Equity securities in which the Fund may invest include common and preferred stocks.  These securities are generally U.S. companies traded in U.S. markets, although the Fund also may invest in foreign companies, including American Depositary Receipts ("ADRs").  An ADR is an U.S. dollar denominated certificate issued by an U.S. bank that evidences ownership of shares of a foreign company.  ADRs are alternatives to the direct purchase of the underlying foreign stock.  There is no limit on the extent to which the Fund may invest in foreign companies; however, the Fund currently intends to invest primarily in U.S. companies.

The sub-adviser allocates among sectors based on a top-down analysis of the global macroeconomic and investment environment, including the condition of the overall economy, current interest rate policy and outlook, geopolitical climate in the U.S. and abroad, relative valuation of securities markets, economic/societal trends and “themes” that management believes offer attractive investment opportunities.  The sub-adviser selects specific securities based on their own merits in keeping with these broader views.  Fundamental analysis is a cornerstone of the security selection process, as securities will be evaluated based on a variety of financial strength criteria (such as revenues, earnings, future growth, return on equity and profit margins) and relative valuation (how the previously listed metrics compare to similar sized companies and across the markets generally).  Stock price momentum and technical assessments (assessments of the trading patterns and history of the security) are used as a secondary method to determine purchase and sale timing.

The Fund will sell securities when the sub-adviser determines that all or any combination of the following factors appear, causing a security or portfolio strategy to become unattractive looking forward:  a fundamental change in company direction, management or strategy that would cause the company to experience apparent negative future prospects; an upside price target is reached; a downside loss threshold is reached.  In addition, securities may be sold to take advantage of more favorable opportunities, or for operational or administrative reasons, such as to provide liquidity or fulfill redemption requests from Fund shareholders.

Because the sub-adviser uses a variety of proprietary investment strategies, holding periods of individual securities or instruments will vary.  The portion of the Fund’s portfolio managed under the “core equity" strategy should undergo a lower rate of turnover and have longer holding period than securities in other parts of the portfolio.  The portion of the portfolio managed under the “growth opportunities” and “contrarian value” strategies may experience moderately to significantly higher turnover as management seeks to take advantage of market opportunities as they arise.  The use of multiple strategies is expected to result in a high rate of portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

  Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Large Cap Risks.  Because the investment focus of the Fund is on large cap stocks, the value of a Fund may be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of large cap issuers may change as large cap investing style goes in and out of favor depending on a variety of political, regulatory, market, or economic developments.

  Issuer-Specific Risks.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

  Management Risk. The adviser’s dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Foreign Risk. To the extent the Fund invests in securities of foreign issuers, the Fund could be subject to greater risks than a fund that invests exclusively in U.S. issuers.  Foreign markets can be more volatile than U.S. markets due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

Performance:

 The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-238-2406.

Performance Bar Chart For Calendar Years Ended December 31,

*The Fund’s year-to-date return as of September 30, 2011 was (10.95)%.

Best Quarter:	2nd Quarter 2009	19.18%
Worst Quarter:	2nd Quarter 2010	(12.42)%

Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns		1 Year	Since Inception	Inception Date
Generations Multi-Strategy Fund		14.34%	16.53%	Oct 21, 2008
Generations Multi-Strategy Fund After Taxes on Distributions		14.33%	16.47%
Generations Multi-Strategy Fund After Taxes on Distributions and Sales		9.34%	14.22%
Generations Multi-Strategy Fund S&P 500® Index	[1]	15.06%	16.02%
[1]	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Wade Tactical L/S Fund
RISK/RETURN
Investment Objective:
The investment objective of the Fund is to seek long-term total return, with added emphasis on the protection of capital during unfavorable market conditions
Fees and Expenses of the Fund:
The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Wade Tactical L/S Fund Wade Tactical L/S Fund - Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wade Tactical L/S Fund Wade Tactical L/S Fund - Investor Class
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.43%
Acquired Funds Fees and Expenses	[1]	0.52%
Total Annual Fund Operating Expenses		1.95%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wade Tactical L/S Fund Wade Tactical L/S Fund - Investor Class	198	612	1,052	2,275

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 97 % of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective through investments in other investment companies (including exchange traded funds), equity securities and fixed income securities.  The securities are selected using the Adviser’s Contrarian Value ("ConValÒ") investment approach, which varies the overall asset allocation of the Fund’s portfolio.  When indicated by the ConValÒasset allocation process, the Adviser adjusts the allocations to different asset classes, sectors, issuers and individual securities as is deemed advantageous for Fund shareholders in an attempt to maximize returns and lessen risk.  The Fund’s exposure to equities will typically result in a net equity level between 35% and 65% , measured as long minus inverse positions .  The Fund will adjust allocations to different sectors, asset classes, etc. according to the Adviser’s view on which securities may provide the most attractive risk-adjusted returns over the near-term (6-12 months) and the long-term.   The Fund also invests in inverse ETF positions. These positions would be designed to profit from a decline in a sector that the Adviser deems to be overvalued or to hedge a corresponding long position in the Fund.

The investment manager expects to intentionally increase the stock market exposure of the Fund in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund in environments where the expected return from market risk is believed to be unfavorable.  The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable.

To maintain economic diversification, the Fund will, under normal circumstances, have broad-based exposure to world wide (1) equity and (2) fixed-income markets including U.S., foreign developed, and foreign emerging markets.  The Fund is expected to be well diversified by sector, industry, and geography and will not have any specific policies to focus on any industry, country or sector.

Under normal circumstances, the Adviser intends to execute its ConValÒ investment approach by investing Fund assets in the following security types:

Security Type	Anticipated Allocation Range

Other Investment Companies	60-70%
Inverse/Hedging Positions	5-50%
Common Stocks	0-70%
Hybrid Preferred Securities	0-15%
Fixed Income Securities	0-15%
Cash	0-10%
Preferred Stocks	0-5%
Publicly Traded Partnerships and Royalty Trusts	0-5%

Investment Process

The Adviser identifies potential investment opportunities by looking for securities that have underperformed a peer group, either recently or over a long period of time.  The Adviser will investigate the reasons behind the underperformance and seek to determine whether, in the opinion of the Adviser, it is justified.  The Adviser will review various research reports to identify any recommendations for or against the security.  If the weight of the evidence supports the purchase of the security, the Adviser will determine a prudent weighting for the security in the Fund.  The security will be monitored regularly for price movement.  The security will be sold when, in the Adviser’s opinion, the risk of continuing to own the security outweighs the potential reward.

The ConValÒ process results in a preference to invest in securities that are out of favor with and/or go unnoticed by most investors, and are, therefore, potentially undervalued. The ConValÒ process plays a major role in the selection of other investment companies and in the top down approach regarding the tactical decisions the Fund can make in regards to over- or under-weighting a given asset class and the equity/fixed income mix of the Fund as a whole.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.   Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.

  Market Risks:  The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in equity securities, equity-linked securities and Underlying Funds that invest in equity securities, which are more volatile and carry more risk than some other forms of investment. These events will also impact the value of Underlying Funds in which the Fund may invest.

  Management Style Risks:  The ability of the Fund to meet its investment objective is directly related to WFG’s allocation of the Fund’s assets using the ConValÒ investment approach. WFG’s objective judgments, based on its investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that WFG’s investment strategy will produce the desired results.

  Risks Associated with Investing in ETFs and Other Investment Companies:  The Fund invests in ETFs and other investment companies. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Additional risks of investing in Underlying Funds are described below.

  Underlying Fund Strategies:  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

  Tracking Risks:  ETFs and other Underlying Funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

  Risks Related to ETF Net Asset Value and Market Price:  The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

  Hedging Risk: Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

  Foreign Exposure Risks:  Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

  Emerging Markets Risks: In addition to the risks generally associated with indirect investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  Temporary Defensive Investment: During periods of adverse market or economic conditions, the Fund may temporarily invest a substantial portion of its assets in high quality, fixed income securities, money market instruments and shares of money market mutual funds, or it may hold cash.  The Fund will not be pursuing its normal investment policies in these circumstances.  The Fund may also hold these investments for liquidity purposes.

  Portfolio Turnover Risks:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  The Underlying Funds in which the Fund invests may be subject to higher portfolio turnover.

  Issuer-Specific Risks:  The value of a specific security or an Underlying Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Fixed Income Risks: When the Fund invests in Underlying Funds that own fixed income securities, or in fixed income securities directly, the value of your investment in the Fund will fluctuate with changes in interest rates.  In addition, Underlying Funds may invest in lower quality fixed income securities which are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

  Preferred and Hybrid Preferred Stock Risks: Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment.

  Sector Risks: Another area of risk involves the potential focus of the Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The sectors in which the Fund may invest, directly or indirectly, will vary.

  Alternative Assets Risks: The Fund may purchase Underlying Funds that invest in the “alternative asset” market segment and these investments may be more volatile than other Fund investments.  The risks and volatility of commodity ETFs and mutual funds are linked to the economic and other risks that are specific to the commodity in which the ETF invests.  Real Estate Investment Trusts ("REITs") are subject to the risks inherent in real estate investing, such as property value fluctuations.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-950-6WFG.

Performance Bar Chart For Calendar Year Ended December 31

The Fund’s return from January 1, 2011 to September 30, 2011 was (4.51)%.

Best Quarter:	6/30/2009	15.24%
Worst Quarter:	3/31/2009	(8.83)%

Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns Wade Tactical L/S Fund		1 Year	Since Inception	Inception Date
Wade Tactical L/S Fund - Investor Class		8.18%	15.02%	Dec 2, 2008
Wade Tactical L/S Fund - Investor Class After Taxes on Distributions		7.43%	14.36%
Wade Tactical L/S Fund - Investor Class After Taxes on Distributions and Sales		5.54%	12.57%
S&P 500® Index	[1]	15.06%	23.56%
[1]	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 23, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Autopilot Managed Growth Fund | Autopilot Managed Growth Fund - Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year , the Fund’s portfolio turnover rate was 182 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Investor shares of the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in Investor shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the first year which reflects the adviser's fee waivers). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	786
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,947
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to achieve its investment objective by investing primarily in equity securities of domestically traded companies that the adviser believes have above-average potential to appreciate in value.  The companies may be of any capitalization range.  In selecting the securities for the Fund’s portfolio, the adviser looks for some of the following characteristics in a company:

  Superior price appreciation compared to other stocks

  Price above $5 per share

  Average daily volume of 10,000 shares per day or more

  Lower volatility relative to performance

  Above average expected growth rates in revenues and/or earnings

  Relatively high return on capital and/or equity

The Fund may sell equity securities short if the adviser believes the value of the company’s stock is likely to depreciate in value.  A "short" sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.

The adviser bases its investment decisions on a wide array of fundamental and technical factors. Fundamental factors include measures such as, earnings growth rates, return on capital and dividend yield. Technical factors include measures such as price performance, volatility and trading volume. Other factors that influence investment decisions include economic and market analysis. The ratio of long positions to short positions will vary based on the adviser’s assessment of general market trends, and the adviser’s strategy could result in a high rate of portfolio turnover.

In addition, the Fund may invest, long or short, in options and futures for both (i) investment purposesand (ii) for hedging purposes in an effort to manage volatility and risk. The Fund may buy call options for investment purposes as a substitute for directly investing in the underlying security upon which the call option is based.  The purchaser of the call option has the right to buy that security from the Fund at a predetermined price (exercise price) during the life of the option.  Purchasing call options may also be used in anticipation of buying the underlying security, which is commonly referred to as an anticipatory hedge.  As an anticipatory hedge, the Fund may exercise the call option as means of purchasing the underlying security or it may sell the call option and then purchase the underlying security in a separate transaction.  Additionally, the Fund may write (sell) covered call options on stocks and exchange-traded funds that invest primarily in stocks (“ETFs”).The options written by the Fund are considered "covered" because the Fund owns the security against which the options are written. As a result, the number of covered call options the Fund can write against any particular security is limited by the number of shares of that security the Fund holds.  As the seller of the call option, the Fund receives a premium from the purchaser of the option, which provides additional income to the Fund, reducing the net loss if the price of the security declines.  The Fund may also buy put options as a hedge against price declines in a specific security, segment of the Fund’s portfolio, or the portfolio as a whole.  A put option gives the Fund the right to sell or "put" a fixed number of shares of a security at a fixed price within a given time frame in exchange for a premium paid by the Fund.  If the market price drops below the strike price, the Fund will be able to sell the security for the strike price, thereby limiting the Fund’s potential loss until the option expires.  To hedge the Fund’s short positions, the Fund may buy call options, which gives the Fund the right to buy a security it has sold short at a predetermined price.  The call option effectively limits the amount the Fund will have to pay for the security it sold short.  The Fund may purchase futures contracts for investment purposes as a substitute for directly investing in specific securities.  The Fund may also use futures contracts that the adviser believes are correlated to underlying securities in anticipation of buying a specific underlying security or group of securities.  As specific securities are purchased, the Fund will reduce its futures position accordingly.  However, the Fund may also reduce its futures position prior to purchasing specific securities if the adviser determines that underlying securities have already reached their price targets or are no longer suitable.  The Fund may also hedge a short position by purchasing a futures contract that the adviser believes is inversely correlated to the short position (i.e., will increase in value if the short position declines in value).  Similarly, the Fund may sell futures to hedge a portion of the Fund’s long positions.

The Fund’s equity investments will consist primarily of common stocks, ETFs and closed-end funds.  An ETF is a registered investment company that seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.  The closed-end funds and ETFs are referred to as “Underlying Funds” in this prospectus. The adviser may invest in Underlying Funds for a number of reasons, but typically will do so when it wishes the Fund to have an investment in a certain sector, market, region or industry but cannot find an individual company that meets its investment criteria.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.   Although the Fund will strive to meet its investment objective, there is no assurance that it will.

  Stock Market Risk. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  There is also a risk that the Fund’s investments will under perform either the securities markets generally or particular segments of the securities markets.

  Issuer-Specific Risks.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Short Selling Risk. The Fund engages in short selling activities. Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on the short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price.   Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

  Risks Associated With Investments in Underlying Funds. Because the Fund may invest in Underlying Funds, the value of your investment will fluctuate in response to the performance of the Underlying Funds. In addition, investing through the Fund in Underlying Funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the Underlying Funds.

  Derivatives Risk. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund do not correlate with the Fund’s portfolio securities being hedged or securities for which the derivative is an economic substitute.

  Put and Call Options Risk.  There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

  Non-Diversification Risk.  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.

  Portfolio Turnover Risk.  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund for each calendar year since its inception. The performance table compares the performance of the Fund over time to the performance of the S&P 500® Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund for each calendar year since its inception. The performance table compares the performance of the Fund over time to the performance of the S&P 500 Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2007	rr_AnnualReturn2007	22.12%
Annual Return 2008	rr_AnnualReturn2008	(17.90%)
Annual Return 2009	rr_AnnualReturn2009	(8.18%)
Annual Return 2010	rr_AnnualReturn2010	(4.83%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	12/31/07	8.33%
Worst Quarter:	12/31/08	(9.81)%
		The Fund’s year-to-date return as of September 30 , 201 1 was (2.80)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.81%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	(4.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 21, 2006
Autopilot Managed Growth Fund | Autopilot Managed Growth Fund - Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.83%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.45%)	[3]
Autopilot Managed Growth Fund | Autopilot Managed Growth Fund - Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.14%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.39%)	[3]
Autopilot Managed Growth Fund | Autopilot Managed Growth Fund - Investor Class Shares | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%	[4]
Autopilot Managed Growth Fund | Autopilot Managed Growth Fund - Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the first year which reflects the adviser's fee waivers). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,652
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to achieve its investment objective by investing primarily in equity securities of domestically traded companies that the adviser believes have above-average potential to appreciate in value.  The companies may be of any capitalization range.  In selecting the securities for the Fund’s portfolio, the adviser looks for some of the following characteristics in a company:

  Superior price appreciation compared to other stocks

  Price above $5 per share

  Average daily volume of 10,000 shares per day or more

  Lower volatility relative to performance

  Above average expected growth rates in revenues and/or earnings

  Relatively high return on capital and/or equity

The Fund may sell equity securities short if the adviser believes the value of the company’s stock is likely to depreciate in value.  A "short" sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.

The adviser bases its investment decisions on a wide array of fundamental and technical factors. Fundamental factors include measures such as, earnings growth rates, return on capital and dividend yield. Technical factors include measures such as price performance, volatility and trading volume. Other factors that influence investment decisions include economic and market analysis. The ratio of long positions to short positions will vary based on the adviser’s assessment of general market trends, and the adviser’s strategy could result in a high rate of portfolio turnover.

In addition, the Fund may invest, long or short, in options and futures for both (i) investment purposes and (ii) for hedging purposes in an effort to manage volatility and risk.  The Fund may buy call options for investment purposes as a substitute for directly investing in the underlying security upon which the call option is based.  The purchaser of the call option has the right to buy that security from the Fund at a predetermined price (exercise price) during the life of the option.  Purchasing call options may also be used in anticipation of buying the underlying security, which is commonly referred to as an anticipatory hedge.  As an anticipatory hedge, the Fund may exercise the call option as means of purchasing the underlying security or it may sell the call option and then purchase the underlying security in a separate transaction.  Additionally, the Fund may write (sell) covered call options on stocks and exchange-traded funds that invest primarily in stocks ("ETFs").   The options written by the Fund are considered "covered" because the Fund owns the security against which the options are written. As a result, the number of covered call options the Fund can write against any particular security is limited by the number of shares of that security the Fund holds.  As the seller of the call option, the Fund receives a premium from the purchaser of the option, which provides additional income to the Fund, reducing the net loss if the price of the security declines.  The Fund may also buy put options as a hedge against price declines in a specific security, segment of the Fund’s portfolio, or the portfolio as a whole.  A put option gives the Fund the right to sell or "put" a fixed number of shares of a security at a fixed price within a given time frame in exchange for a premium paid by the Fund.  If the market price drops below the strike price, the Fund will be able to sell the security for the strike price, thereby limiting the Fund’s potential loss until the option expires.  To hedge the Fund’s short positions, the Fund may buy call options, which gives the Fund the right to buy a security it has sold short at a predetermined price.  The call option effectively limits the amount the Fund will have to pay for the security it sold short.  The Fund may purchase futures contracts for investment purposes as a substitute for directly investing in specific securities.  The Fund may also use futures contracts that the adviser believes are correlated to underlying securities in anticipation of buying a specific underlying security or group of securities.  As specific securities are purchased, the Fund will reduce its futures position accordingly.  However, the Fund may also reduce its futures position prior to purchasing specific securities if the adviser determines that underlying securities have already reached their price targets or are no longer suitable.  The Fund may also hedge a short position by purchasing a futures contract that the adviser believes is inversely correlated to the short position (i.e., will increase in value if the short position declines in value).  Similarly, the Fund may sell futures to hedge a portion of the Fund’s long positions.

The Fund’s equity investments will consist primarily of common stocks, ETFs and closed-end funds. An ETF is a registered investment company that seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.  The closed-end funds and ETFs are referred to as “Underlying Funds” in this prospectus. The adviser may invest in Underlying Funds for a number of reasons, but typically will do so when it wishes the Fund to have an investment in a certain sector, market, region or industry but cannot find an individual company that meets its investment criteria.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.   Although the Fund will strive to meet its investment objective, there is no assurance that it will.

  Stock Market Risk. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

  Issuer-Specific Risks.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Short Selling Risk. The Fund engages in short selling activities. Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on the short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price.   Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

  Risks Associated With Investments in Underlying Funds. Because the Fund may invest in Underlying Funds, the value of your investment will fluctuate in response to the performance of the Underlying Funds. In addition, investing through the Fund in Underlying Funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the Underlying Funds.

  Derivatives Risk. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund do not correlate with the Fund’s portfolio securities being hedged or securities for which the derivative is an economic substitute.

  Put and Call Options Risk.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

  Non-Diversification Risk.  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.

  Portfolio Turnover Risk.  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund’s Investor Class shares, for each full calendar year since its inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of the S&P 500® Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund's Investor Class shares, for each full calendar year since its inception. The performance table compares the performance of the Fund's Investor Class shares over time to the performance of the S&P 500 Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2010	rr_AnnualReturn2010	(5.62%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	12/31/ 10	5 . 87%
Worst Quarter:	6 /3 0 / 10	( 7 . 63) %
		The Fund’s year-to-date return as of September 3 0, 201 1 was (0.68)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.63%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	(5.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2006
Autopilot Managed Growth Fund | Autopilot Managed Growth Fund - Class C Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.24%)
Autopilot Managed Growth Fund | Autopilot Managed Growth Fund - Class C Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.25%)
Autopilot Managed Growth Fund | Autopilot Managed Growth Fund - Class C Shares | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.48%
Changing Parameters Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 303 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	303.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity and fixed income securities (which may include common stocks, bonds, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs"), futures contracts, options on futures contracts and U.S. Treasury instruments.  The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds).  The ETFs and other investment companies are referred to as “Underlying Funds” in this prospectus.

In general, the Fund’s investments in equity securities, futures contracts, options on futures contracts and bonds are intended to achieve the capital appreciation component, and the Fund’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Fund’s total return objective.  The Fund typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Fund’s allocation of its investments between the equity and fixed income market segments may vary without limitation.  The Fund may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Fund will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments.  The Fund will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to under perform.  The Fund sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Fund’s portfolio. The Fund covers (buys back) these securities when the adviser believes they have reached their target price or the adviser’s proprietary investment models indicate that hedging is no longer needed.  The Fund’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return that approximates the return of the underlying U.S. government bond or stock index. This effect is referred to as “leverage.”  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

  Derivatives Risk.  Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Fund’s performance.  Derivatives are also subject to credit risk and liquidity risk.

  ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

  Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

  High-Yield Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

  Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, will magnify the Fund’s gains or losses.

  Management Risk.  The adviser’s judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

  Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Short Sale Risk.  Positions in shorted securities are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

  Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and two supplemental indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-618-3456
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2007	4.09%

Worst Quarter:	2nd Quarter 2010	(5.09)%
		The year-to-date return as of the most recent calendar quarter, which ended September 30, 2011, was 0.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.09%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
Changing Parameters Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%	[6]
Changing Parameters Fund | NASDAQ 100 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%	[6]
Changing Parameters Fund | Barclays Capital Long Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%	[6]
Changing Parameters Fund | Changing Parameters Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	235
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,240
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,656
Annual Return 2007	rr_AnnualReturn2007	5.19%
Annual Return 2008	rr_AnnualReturn2008	(2.77%)
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	(0.73%)
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2006
Changing Parameters Fund | Changing Parameters Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%	[6]
Changing Parameters Fund | Changing Parameters Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%	[6]
Generations Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation. .
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment )
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the first year which reflects the adviser's fee waivers). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of large capitalization companies.  The Fund defines a large cap company as one with a market capitalization, at the time of purchase, of at least $10 billion or greater than the median capitalization of the Standard & Poor’s 500 Index.  As of October 31, 2011, the median capitalization of the Standard & Poor’s 500 Index was approximately $10 billion. The sub-adviser uses one of the three primary strategies to select investments:

Core Equity Strategy – Focuses on investing in entities with:

  Strong underlying fundamentals (including company revenue, price-to-earnings ratio, price momentum and anticipated growth rate), and

  Attractive valuations

Growth Opportunities Strategy – Focuses on investing in entities with:

  Growing earnings, or

  Growing market share, or

  Growing cash flow, and

  Strong long-term price appreciation prospects

Contrarian Value Strategy – Focuses on investing in entities with:

  Temporary setbacks, or

  Negative market sentiment, or

  Prospects unappreciated by the market, and

  Exceptionally attractive valuation

The amounts allocated to each strategy will vary based on the sub-adviser’s assessment of the environment and attractiveness of investment opportunities at any particular time.  Equity securities in which the Fund may invest include common and preferred stocks.  These securities are generally U.S. companies traded in U.S. markets, although the Fund also may invest in foreign companies, including American Depositary Receipts ("ADRs").  An ADR is an U.S. dollar denominated certificate issued by an U.S. bank that evidences ownership of shares of a foreign company.  ADRs are alternatives to the direct purchase of the underlying foreign stock.  There is no limit on the extent to which the Fund may invest in foreign companies; however, the Fund currently intends to invest primarily in U.S. companies.

The sub-adviser allocates among sectors based on a top-down analysis of the global macroeconomic and investment environment, including the condition of the overall economy, current interest rate policy and outlook, geopolitical climate in the U.S. and abroad, relative valuation of securities markets, economic/societal trends and “themes” that management believes offer attractive investment opportunities.  The sub-adviser selects specific securities based on their own merits in keeping with these broader views.  Fundamental analysis is a cornerstone of the security selection process, as securities will be evaluated based on a variety of financial strength criteria (such as revenues, earnings, future growth, return on equity and profit margins) and relative valuation (how the previously listed metrics compare to similar sized companies and across the markets generally).  Stock price momentum and technical assessments (assessments of the trading patterns and history of the security) are used as a secondary method to determine purchase and sale timing.

The Fund will sell securities when the sub-adviser determines that all or any combination of the following factors appear, causing a security or portfolio strategy to become unattractive looking forward:  a fundamental change in company direction, management or strategy that would cause the company to experience apparent negative future prospects; an upside price target is reached; a downside loss threshold is reached.  In addition, securities may be sold to take advantage of more favorable opportunities, or for operational or administrative reasons, such as to provide liquidity or fulfill redemption requests from Fund shareholders.

Because the sub-adviser uses a variety of proprietary investment strategies, holding periods of individual securities or instruments will vary.  The portion of the Fund’s portfolio managed under the “core equity" strategy should undergo a lower rate of turnover and have longer holding period than securities in other parts of the portfolio.  The portion of the portfolio managed under the “growth opportunities” and “contrarian value” strategies may experience moderately to significantly higher turnover as management seeks to take advantage of market opportunities as they arise.  The use of multiple strategies is expected to result in a high rate of portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

  Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Large Cap Risks.  Because the investment focus of the Fund is on large cap stocks, the value of a Fund may be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of large cap issuers may change as large cap investing style goes in and out of favor depending on a variety of political, regulatory, market, or economic developments.

  Issuer-Specific Risks.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

  Management Risk. The adviser’s dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Foreign Risk. To the extent the Fund invests in securities of foreign issuers, the Fund could be subject to greater risks than a fund that invests exclusively in U.S. issuers.  Foreign markets can be more volatile than U.S. markets due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-238-2406.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-238-2406
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	*The Fund’s year-to-date return as of September 30, 2011 was (10.95)%.

Best Quarter:	2nd Quarter 2009	19.18%
Worst Quarter:	2nd Quarter 2010	(12.42)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.42%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
Generations Multi-Strategy Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	16.02%	[4]
Generations Multi-Strategy Fund | Generations Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	781
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,719
Annual Return 2009	rr_AnnualReturn2009	25.81%
Annual Return 2010	rr_AnnualReturn2010	14.34%
1 Year	rr_AverageAnnualReturnYear01	14.34%
Since Inception	rr_AverageAnnualReturnSinceInception	16.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2008
Generations Multi-Strategy Fund | Generations Multi-Strategy Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.33%
Since Inception	rr_AverageAnnualReturnSinceInception	16.47%
Generations Multi-Strategy Fund | Generations Multi-Strategy Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	14.22%
Wade Tactical L/S Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term total return, with added emphasis on the protection of capital during unfavorable market conditions
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 97 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through investments in other investment companies (including exchange traded funds), equity securities and fixed income securities.  The securities are selected using the Adviser’s Contrarian Value ("ConValÒ") investment approach, which varies the overall asset allocation of the Fund’s portfolio.  When indicated by the ConValÒasset allocation process, the Adviser adjusts the allocations to different asset classes, sectors, issuers and individual securities as is deemed advantageous for Fund shareholders in an attempt to maximize returns and lessen risk.  The Fund’s exposure to equities will typically result in a net equity level between 35% and 65% , measured as long minus inverse positions .  The Fund will adjust allocations to different sectors, asset classes, etc. according to the Adviser’s view on which securities may provide the most attractive risk-adjusted returns over the near-term (6-12 months) and the long-term.   The Fund also invests in inverse ETF positions. These positions would be designed to profit from a decline in a sector that the Adviser deems to be overvalued or to hedge a corresponding long position in the Fund.

The investment manager expects to intentionally increase the stock market exposure of the Fund in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund in environments where the expected return from market risk is believed to be unfavorable.  The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable.

To maintain economic diversification, the Fund will, under normal circumstances, have broad-based exposure to world wide (1) equity and (2) fixed-income markets including U.S., foreign developed, and foreign emerging markets.  The Fund is expected to be well diversified by sector, industry, and geography and will not have any specific policies to focus on any industry, country or sector.

Under normal circumstances, the Adviser intends to execute its ConValÒ investment approach by investing Fund assets in the following security types:

Security Type	Anticipated Allocation Range

Other Investment Companies	60-70%
Inverse/Hedging Positions	5-50%
Common Stocks	0-70%
Hybrid Preferred Securities	0-15%
Fixed Income Securities	0-15%
Cash	0-10%
Preferred Stocks	0-5%
Publicly Traded Partnerships and Royalty Trusts	0-5%

Investment Process

The Adviser identifies potential investment opportunities by looking for securities that have underperformed a peer group, either recently or over a long period of time.  The Adviser will investigate the reasons behind the underperformance and seek to determine whether, in the opinion of the Adviser, it is justified.  The Adviser will review various research reports to identify any recommendations for or against the security.  If the weight of the evidence supports the purchase of the security, the Adviser will determine a prudent weighting for the security in the Fund.  The security will be monitored regularly for price movement.  The security will be sold when, in the Adviser’s opinion, the risk of continuing to own the security outweighs the potential reward.

The ConValÒ process results in a preference to invest in securities that are out of favor with and/or go unnoticed by most investors, and are, therefore, potentially undervalued. The ConValÒ process plays a major role in the selection of other investment companies and in the top down approach regarding the tactical decisions the Fund can make in regards to over- or under-weighting a given asset class and the equity/fixed income mix of the Fund as a whole.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.   Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.

  Market Risks:  The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in equity securities, equity-linked securities and Underlying Funds that invest in equity securities, which are more volatile and carry more risk than some other forms of investment. These events will also impact the value of Underlying Funds in which the Fund may invest.

  Management Style Risks:  The ability of the Fund to meet its investment objective is directly related to WFG’s allocation of the Fund’s assets using the ConValÒ investment approach. WFG’s objective judgments, based on its investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that WFG’s investment strategy will produce the desired results.

  Risks Associated with Investing in ETFs and Other Investment Companies:  The Fund invests in ETFs and other investment companies. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Additional risks of investing in Underlying Funds are described below.

  Underlying Fund Strategies:  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

  Tracking Risks:  ETFs and other Underlying Funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

  Risks Related to ETF Net Asset Value and Market Price:  The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

  Hedging Risk: Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

  Foreign Exposure Risks:  Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

  Emerging Markets Risks: In addition to the risks generally associated with indirect investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  Temporary Defensive Investment: During periods of adverse market or economic conditions, the Fund may temporarily invest a substantial portion of its assets in high quality, fixed income securities, money market instruments and shares of money market mutual funds, or it may hold cash.  The Fund will not be pursuing its normal investment policies in these circumstances.  The Fund may also hold these investments for liquidity purposes.

  Portfolio Turnover Risks:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  The Underlying Funds in which the Fund invests may be subject to higher portfolio turnover.

  Issuer-Specific Risks:  The value of a specific security or an Underlying Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Fixed Income Risks: When the Fund invests in Underlying Funds that own fixed income securities, or in fixed income securities directly, the value of your investment in the Fund will fluctuate with changes in interest rates.  In addition, Underlying Funds may invest in lower quality fixed income securities which are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

  Preferred and Hybrid Preferred Stock Risks: Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment.

  Sector Risks: Another area of risk involves the potential focus of the Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The sectors in which the Fund may invest, directly or indirectly, will vary.

  Alternative Assets Risks: The Fund may purchase Underlying Funds that invest in the “alternative asset” market segment and these investments may be more volatile than other Fund investments.  The risks and volatility of commodity ETFs and mutual funds are linked to the economic and other risks that are specific to the commodity in which the ETF invests.  Real Estate Investment Trusts ("REITs") are subject to the risks inherent in real estate investing, such as property value fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-950-6WFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-950-6WFG
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s return from January 1, 2011 to September 30, 2011 was (4.51)%.

Best Quarter:	6/30/2009	15.24%
Worst Quarter:	3/31/2009	(8.83)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.83%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
Wade Tactical L/S Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	23.56%	[4]
Wade Tactical L/S Fund | Wade Tactical L/S Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,275
Annual Return 2009	rr_AnnualReturn2009	15.90%
Annual Return 2010	rr_AnnualReturn2010	8.18%
1 Year	rr_AverageAnnualReturnYear01	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	15.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2008
Wade Tactical L/S Fund | Wade Tactical L/S Fund - Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	14.36%
Wade Tactical L/S Fund | Wade Tactical L/S Fund - Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception	12.57%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other mutual funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least November 30, 2012, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.24% of the Fund's net assets that are attributable to the Investor Class shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[3]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[5]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least November 30, 201 2, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.99% of the Fund's net assets that are attributable to the Class C shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[6]	The inception date of the Fund is October 2, 2006.
[7]	Acquired Fund Fees and Expenses, which are estimated amounts for the Fund's current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other mutual funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
[9]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least November 30, 2012, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.35% of the Fund's net assets. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[10]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.